Nonconvertible Loans (Details) - Schedule of Annual Principal Payments of Long-Term Debt $ in Thousands	Jun. 30, 2024 USD ($)
Schedule of Annual Principal Payments of Long-Term Debt [Abstract]
2024	$ 1,570
2025	3,901
2026	3,172
2027	5,272
2028 and thereafter	21,484
Total	$ 35,399